SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ 397	$ 115	$ 666
Allowance for doubtful accounts receivable	2,532	2,180
Intangible asset impairment loss			255
Goodwill	3,777	3,406	3,356	[1]
Goodwill impairment loss			674
Severance expenses	1,853	1,595	1,386
Advertising expenses	8,500	$ 6,900	$ 6,800
Deferred expenses amortization period			20 months
Cumulative adjustment to retained earnings	$ 3,000
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill			$ 700
Goodwill impairment loss			700
Goodwill, fair value			$ 0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Intangible assets finite lived, useful life	10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2017, 2016 and 2015 was US$ 7,098,000.